Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of potentially dilutive securities
	March 31, 2020	March 31, 2019
Stock purchase warrants	3,256,451	3,279,500
Convertible debt warrants	112,500	363,750
Options	2,109,170	1,775,500
Total	5,478,121	5,418,750

	December 31, 2019	December 31, 2018
Warrants	3,697,519	3,279,500
Convertible debt warrants	131,250	536,250
Options	2,516,333	1,815,500
Total	6,345,102	5,631,250

Schedule of weighted average shares basic and dilutive earnings per share
	Three months ended
	March 31, 2020	March 31, 2019
Net income (loss)	$(2,093,518)	$229,421
Weighted average shares outstanding, basic	37,823,304	28,437,132
Effect of dilutive common stock equivalents	-	5,418,750
Adjusted weighted average shares outstanding, dilutive	37,823,304	33,855,882
Basic income (loss) per shares	$(.055)	$.01
Dilutive income (loss) per share	$(.055)	$.01

	December 31, 2019	December 31, 2018
Net income (loss)	$1,878,804	$(5,073,755)
Weighted average shares outstanding, basic	32,883,594	23,492,650
Effect of dilutive common stock equivalents	6,345,102	-
Adjusted weighted average shares outstanding, dilutive	39,228,696	23,492,650
Basic net income (loss) per share	$.06	$(.22)
Dilutive net income (loss) per share	$.05	$(.22)